Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred revenue in subsidiaries

The Company’s subsidiaries have recognized the following deferred revenue:

	12/31/2018	12/31/2017
‘am/pm’ and Jet Oil franchising upfront fee (a)	18,668	19,537
Loyalty program “Km de Vantagens” (b)	18,465	9,134
Loyalty program “Clube Extrafarma”(b)	1,289	2,638

	38,422	31,309

Current	26,572	18,413
Non-current	11,850	12,896